Short-Term Deposits and Marketable Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable Recorded Investment [Line Items]
Short-term deposits	$ 581	$ 291
Marketable securities	679		$ 133
Marketable Securities, principal amount transferred to short-term securities lending transactions	750
U.S. Treasury Debt Securities [Member]
Financing Receivable Recorded Investment [Line Items]
Marketable securities	687	$ 0
Aggregate amortized cost basis of securities	$ 695
Weighted average maturity period	3 years 6 months